Fair value of financial instrument - Summary of Liabilities Designated as at Fair Value Through Profit or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial liabilities [line items]
Fair value gains (losses) previously included in OCI related to financial liabilities derecognized	$ (2,372)	$ (100)
Financial liabilities designated as at FVTPL [member]
Disclosure of financial liabilities [line items]
Fair value gains (losses) previously included in OCI related to financial liabilities derecognized	3	(25)
Changes in fair value attributable to changes in credit risk	97	0
Cumulative changes in credit risk	$ 97	$ 0